CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 42.1	$ 16.9	$ 26.2	$ 15.9	$ 19.3	$ 69.5
Accounts receivable - trade, net of allowance for doubtful accounts of $13.8. $12.3, and $9.2, respectively	82.7	81.2		85.0
Accounts receivable - other	4.6	4.9		7.0
Prepaid expenses and other	15.4	13.3		11.7
Total current assets	144.8	116.3		119.6
Plant, property and equipment, net (note 4)	884.2	890.9		860.9
Franchise operating rights	1,098.4	1,098.4		1,098.4
Goodwill	496.5	496.5		492.0	12.9
Intangible assets subject to amortization, net	74.9	84.4		115.9
Debt issuance costs, net	84.6	89.1		145.7
Investments	16.7	16.7		17.9
Other noncurrent assets	3.6	1.7		2.6
Total assets	2,803.7	2,794.0		2,853.0
Current liabilities:
Accounts payable - trade	29.0	31.0		28.9
Accrued interest	33.4	62.1		53.5
Accrued liabilities and other	91.8	85.6		78.9
Current portion of debt and capital lease obligations	22.4	22.4		22.6
Unearned service revenue	46.7	44.8		42.4
Total current liabilities	223.3	245.9		226.3
Long term debt and capital lease obligations - less current portion	3,060.3	3,007.8		2,929.4
Deferred income taxes	307.7	306.6		298.7
Fair value of derivative instruments	11.0	12.0		15.6
Other noncurrent liabilities	1.0	1.0		1.1
Total liabilities	3,603.3	3,573.3		3,471.1
Commitments and contingencies
Members' deficit	(176.9)	(176.9)		(176.9)
Accumulated deficit	(622.7)	(602.4)		(441.2)
Total members' deficit	(799.6)	(779.3)		(618.1)	(700.7)	(671.3)
Total liabilities and members' deficit	$ 2,803.7	$ 2,794.0		$ 2,853.0